Summary of Significant Accounting Policies (Allowance for Doubtful Accounts) (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Beginning Balance	$ 11.9	$ 18.2	$ 16.0	$ 18.1
Provision	5.2	8.6	13.1	6.5
Write-offs and recoveries	(4.8)	(13.6)	(11.2)	(9.0)
Currency translation effect	(0.3)	(1.3)	0.3	0.4
Ending Balance	$ 12.0	$ 11.9	$ 18.2	$ 16.0